LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED NOVEMBER 5, 2020

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

OF EACH FUND LISTED IN SCHEDULE A

1)	The following is added to the end of the section titled “Management – Portfolio managers” in each Fund’s Summary Prospectus and Statutory Prospectus:

Effective March 31, 2021, Aram E. Green, Managing Director and Portfolio Manager at ClearBridge, will join the fund’s portfolio management team. Additionally, it is anticipated that Richard A. Freeman will step down as a member of the fund’s portfolio management team effective December 31, 2021. Thereafter, Mr. Freeman will continue as a senior advisor and member of ClearBridge’s Management Committee.

2)	The following is added to the section of each Fund’s Statutory Prospectus titled “More on fund management – Portfolio managers”:

Effective March 31, 2021, Aram E. Green, Managing Director and Portfolio Manager at ClearBridge, will join the fund’s portfolio management team. Mr. Green is a Managing Director and a Portfolio Manager at ClearBridge and has 19 years of industry experience. He was formerly an equity analyst at Hygrove Partners LLC. Mr. Green joined the subadviser in 2006. Additionally, it is anticipated that Richard A. Freeman will step down as a member of the fund’s portfolio management team effective December 31, 2021. Thereafter, Mr. Freeman will continue as a senior advisor and member of ClearBridge’s Management Committee.

3)

The following footnote is added to all references to Richard A. Freeman with respect to the Fund in the sections of each Fund’s SAI titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” and “Portfolio Managers – Portfolio Manager Securities Ownership”

*

It is anticipated that Mr. Freeman will step down as a member of the fund’s portfolio management team effective December 31, 2021. Thereafter, Mr. Freeman will continue as a senior advisor and member of ClearBridge’s Management Committee.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 27, 2019

LEGG MASON ETF INVESTMENT TRUST

ClearBridge All Cap Growth ETF	February 1, 2020, as revised July 1, 2020

Please retain this supplement for future reference.

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